LIFE OF VIRGINIA SEPARATE ACCOUNT III

Financial Statements

For the six months ended June 30, 1998

(Unaudited)

LIFE OF VIRGINIA SEPARATE ACCOUNT III

Table of Contents

For the six months ended June 30, 1998

------------------------------------------------------------------------------

                                                                        Page
Financial Statements:
(Unaudited)

    Statements of Assets and Liabilities..................................1
    Statements of Operations..............................................6
    Statements of Changes in Net Assets..................................11

Notes to Financial Statements............................................16
(Unaudited)
------------------------------------------------------------------------------

LIFE OF VIRGINIA SEPARATE ACCOUNT III


Statements of Assets and Liabilities
As of June 30, 1998
(Unaudited)

------------------------------------------------------------------------------------------------------------------------------------

                                                                                               GE Investments Funds, Inc.
                                                                                       ---------------------------------------------
                                                                                            S&P 500            Money           Total
                                                                                              Index           Market          Return
Assets                                                                                         Fund             Fund            Fund
------------------------------------------------------------------------------------------------------------------------------------
Investment in GE Investments Funds, Inc., at fair value (note 2):
       S&P 500 Index Fund (218,946 shares;
          cost - $4,749,091)                                                         $    4,948,189                -               -
       Money Market Fund (10,777,694 shares;
          cost - $10,777,694)                                                                     -       10,777,694               -
       Total Return Portolio (118,115 shares;
          cost - $1,668,587)                                                                      -                -       1,731,562
       International Equity Fund (29,305 shares;
          cost - $378,824)                                                                        -                -               -
       Real Estate Securities Fund (70,481 shares;
          cost - $1,122,917)                                                                      -                -               -
       Global Income Fund (2,300 shares;
          cost - $23,469)                                                                         -                -               -
       Value Equity Fund (41,742 shares;
          cost - $617,290)                                                                        -                -               -
       Income Fund (108,653 shares; cost  $1,316,538)                                             -                -               -
       U.S. Equity Fund (130 shares; cost  $4,123)                                                -                -               -
Receivable from affiliate (note 3)                                                          167,617                -               -
Receivable for units sold                                                                    38,508                -             257
------------------------------------------------------------------------------------------------------------------------------------

Total assets                                                                         $    5,154,314       10,777,694       1,731,819
------------------------------------------------------------------------------------------------------------------------------------

Liabilities
------------------------------------------------------------------------------------------------------------------------------------

Accrued expenses payable to affiliate (note 3)                                               13,737          606,535           5,084
Payable for units withdrawn                                                                       -          157,023               -
------------------------------------------------------------------------------------------------------------------------------------

Total liabilities                                                                            13,737          763,558           5,084
------------------------------------------------------------------------------------------------------------------------------------

Net assets                                                                           $    5,140,577       10,014,136       1,726,735
------------------------------------------------------------------------------------------------------------------------------------

Outstanding units                                                                           128,707          651,962          60,396
------------------------------------------------------------------------------------------------------------------------------------

Net asset value per unit                                                                      39.94            15.36           28.59
------------------------------------------------------------------------------------------------------------------------------------


Statements of Assets and Liabilities
As of June 30, 1998
(Unaudited)

------------------------------------------------------------------------------------------------------------------------------------

                                                                  GE Investments Funds, Inc.
                                                     -------------------------------------------------------------------------------
                                                     International      Real Estate    Global         Value                     U.S.
                                                            Equity       Securities    Income        Equity     Income       Equity
Assets                                                        Fund             Fund      Fund          Fund       Fund         Fund
------------------------------------------------------------------------------------------------------------------------------------
Investment in GE Investments Funds, Inc., at fair
 value (note 2):
       S&P 500 Index Fund (218,946 shares;
          cost - $4,749,091)                                     -                -         -             -          -            -
       Money Market Fund (10,777,694 shares;
          cost - $10,777,694)                                    -                -         -             -          -            -
       Total Return Portolio (118,115 shares;
          cost - $1,668,587)                                     -                -         -             -          -            -
       International Equity Fund (29,305 shares;
          cost - $378,824)                                 375,686                -         -             -          -            -
       Real Estate Securities Fund (70,481 shares;
          cost - $1,122,917)                                     -        1,018,454         -             -          -            -
       Global Income Fund (2,300 shares;
          cost - $23,469)                                        -                -    23,507             -          -            -
       Value Equity Fund (41,742 shares;
          cost - $617,290)                                       -                -         -       618,198          -            -
       Income Fund (108,653 shares; cost  $1,316,538)            -                -         -             -  1,367,938            -
       U.S. Equity Fund (130 shares; cost  $4,123)               -                -         -             -          -        4,161
Receivable from affiliate (note 3)                               -                -         -         1,518      4,190            -
Receivable for units sold                                        -            2,286         -             -          -            -
------------------------------------------------------------------------------------------------------------------------------------

Total assets                                               375,686        1,020,740    23,507       619,716  1,372,128        4,161
------------------------------------------------------------------------------------------------------------------------------------

Liabilities
------------------------------------------------------------------------------------------------------------------------------------

Accrued expenses payable to affiliate (note 3)              20,309            8,054        64         1,905      3,733            8
Payable for units withdrawn                                      4                -         -            14        263            -
------------------------------------------------------------------------------------------------------------------------------------

Total liabilities                                           20,313            8,054        64         1,919      3,996            8
------------------------------------------------------------------------------------------------------------------------------------

Net assets                                                 355,373        1,012,686    23,443       617,797  1,368,132        4,153
------------------------------------------------------------------------------------------------------------------------------------

Outstanding units                                           23,867           58,605     2,218        41,885    132,315          417
------------------------------------------------------------------------------------------------------------------------------------

Net asset value per unit                                     14.89            17.28     10.57         14.75      10.34         9.97
------------------------------------------------------------------------------------------------------------------------------------




See accompanying notes to unaudited financial statements.

LIFE OF VIRGINIA SEPARATE ACCOUNT III

As of June 30, 1998
(Unaudited)


--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 Goldman Sachs
                                                                    Oppenheimer Variable Account Funds           Variable Insurance
                                                                                                                 Trust
                                               ----------------------------------------------------------------------------
                                                                  Capital                 High       Multiple      Mid Cap
                                                       Bond  Appreciation    Growth     Income     Strategies       Equity
Assets                                                 Fund          Fund      Fund       Fund           Fund         Fund
---------------------------------------------------------------------------------------------------------------------------
Investment in Oppenheimer
 Variable Account Funds,
 at fair value (note 2):
       Bond Fund (186,977 shares;
          cost - $2,210,075)                 $    2,241,852             -         -          -              -            -
       Capital Appreciation Fund
       (220,678 shares;
          cost - $9,905,039)                              -    10,336,552         -          -              -            -
       Growth Fund (133,188 shares;
          cost - $4,414,678)                              -             - 4,609,653          -              -            -
       High Income Fund (564,794 shares;
          cost - $6,525,141)                              -             -         -  6,500,778              -            -
       Multiple Strategies Fund
        (192,711 shares;
          cost - $3,154,428)                              -             -         -          -      3,299,204            -
Investment in Goldmans Sachs Variable
    Insurance Trust, at fair value (note 2):
       Mid Cap Equity Fund  (1,510 shares;
          cost - $14,000)                                 -             -         -          -              -       14,196
Receivable from affiliate (note 3)                    6,446             -         -     12,332          5,443            -
Receivable for units sold                               136             -         -        194              -            -
---------------------------------------------------------------------------------------------------------------------------

Total assets                                 $    2,248,434    10,336,552 4,609,653  6,513,304      3,304,647       14,196
---------------------------------------------------------------------------------------------------------------------------

Liabilities
---------------------------------------------------------------------------------------------------------------------------

Accrued expenses payable to affiliate (note 3)        8,320        25,901    20,938     16,055          9,631            3
Payable for units withdrawn                               -            68        17          -            346            -
---------------------------------------------------------------------------------------------------------------------------

Total liabilities                                     8,320        25,969    20,955     16,055          9,977            3
---------------------------------------------------------------------------------------------------------------------------

Net assets                                   $    2,240,114    10,310,583 4,588,698  6,497,249      3,294,670       14,193
---------------------------------------------------------------------------------------------------------------------------

Outstanding units                                    98,770       265,874   129,514    193,601        118,684        1,515
---------------------------------------------------------------------------------------------------------------------------

 Net asset value per unit                             22.68         38.78     35.43      33.56          22.76         9.37
---------------------------------------------------------------------------------------------------------------------------

See accompanying notes to unaudited financial statements.

LIFE OF VIRGINIA SEPARATE ACCOUNT III

As of June 30, 1998
(Unaudited)

-------------------------------------------------------------------------------------------------------------------

                                                   Variable Insurance Products Fund           Variable Insurance
                                                                                               Products Fund II
                                                       ------------------------------------------------------------
                                                             Equity                             Asset
                                                             Income     Growth   Overseas     Manager   Contrafund
Assets                                                    Portfolio  Portfolio  Portfolio   Portfolio    Portfolio
-------------------------------------------------------------------------------------------------------------------
Investment in Variable Insurance Products Fund,
 at fair value (note 2):
       Equity-Income Portfolio (726,100 shares;
          cost - $15,060,196)                        $   18,275,946          -          -           -            -
       Growth Portfolio (314,787 shares;
          cost - $11,400,186)                                     - 12,062,645          -           -            -
       Overseas Portfolio (273,824 shares;
          cost - $5,579,967)                                      -          -  5,646,243           -            -
Investment in Variable Insurance Products
    Fund II, at fair value (note 2):
       Asset Manager Portfolio (621,021 shares;
          cost - $9,420,540)                                      -          -          -  10,712,618            -
       Contrafund Portfolio (378,466 shares;
          cost - $7,051,202)                                      -          -          -           -    8,307,320
Investment in Variable Insurance Products
    Fund III, at fair value (note 2):
       Growth & Income Portfolio (125,865 shares;
          cost - $1,764,876)                                      -          -          -           -            -
       Growth Opportunities Portfolio
          (21,827 shares;  cost - $391,506)                       -          -          -           -            -
Receivable from affiliate (note 3)                          192,632    171,277          -           -      121,549
Receivable for units sold                                    19,884          -        171          18            -
-------------------------------------------------------------------------------------------------------------------

Total assets                                         $   18,488,462 12,233,922  5,646,414  10,712,636    8,428,869
-------------------------------------------------------------------------------------------------------------------

Liabilities
-------------------------------------------------------------------------------------------------------------------

Accrued expenses payable to
 affiliate (note 3)                                          47,975     33,431     44,077      48,952       23,649
Payable for units withdrawn                                       -        602          -           -          794
-------------------------------------------------------------------------------------------------------------------

Total liabilities                                            47,975     34,033     44,077      48,952       24,443
-------------------------------------------------------------------------------------------------------------------

Net assets                                           $   18,440,487 12,199,889  5,602,337  10,663,684    8,404,426
-------------------------------------------------------------------------------------------------------------------

Outstanding units                                           512,663    307,457    259,488     405,309      355,517
-------------------------------------------------------------------------------------------------------------------

Net asset value per unit                                      35.97      39.68      21.59       26.31        23.64
-------------------------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------

                                             Variable Insurance Product Fund III
                                                  -------------------------------
                                                    Growth &         Growth
                                                      Income  Opportunities
Assets                                             Portfolio      Portfolio
----------------------------------------------------------------------------
Investment in Variable Insurance Products Fund,
 at fair value (note 2):
       Equity-Income Portfolio (726,100 shares;
          cost - $15,060,196)                              -              -
       Growth Portfolio (314,787 shares;
          cost - $11,400,186)                              -              -
       Overseas Portfolio (273,824 shares;
          cost - $5,579,967)                               -              -
Investment in Variable Insurance Products
    Fund II, at fair value (note 2):
       Asset Manager Portfolio (621,021 shares;
          cost - $9,420,540)                               -              -
       Contrafund Portfolio (378,466 shares;
          cost - $7,051,202)                               -              -
Investment in Variable Insurance Products
    Fund III, at fair value (note 2):
       Growth & Income Portfolio (125,865 shares;
          cost - $1,764,876)                       1,833,853              -
       Growth Opportunities Portfolio
          (21,827 shares;  cost - $391,506)                -        446,146
Receivable from affiliate (note 3)                     3,774             64
Receivable for units sold                                  7          2,727
----------------------------------------------------------------------------

Total assets                                       1,837,634        448,937
----------------------------------------------------------------------------

Liabilities
----------------------------------------------------------------------------

Accrued expenses payable to
 affiliate (note 3)                                    2,289          1,220
Payable for units withdrawn                                -              -
----------------------------------------------------------------------------

Total liabilities                                      2,289          1,220
----------------------------------------------------------------------------

Net assets                                         1,835,345        447,717
----------------------------------------------------------------------------

Outstanding units                                    127,721         32,945
----------------------------------------------------------------------------

Net asset value per unit                               14.37          13.59
----------------------------------------------------------------------------

See accompanying notes to unaudited financial statements.

LIFE OF VIRGINIA SEPARATE ACCOUNT III

As of June 30, 1998
(Unaudited)

---------------------------------------------------------------------------------------------------------------------------
                                                                           Federated Investors Insurance Series
                                                                 --------------------------------------------------------
                                                                         American                High
                                                                          Leaders         Income Bond            Utility
Assets                                                                    Fund II             Fund II            Fund II
---------------------------------------------------------------------------------------------------------------------------
Investments in Federated Investors Insurance Series,
 at fair value (note 2):
      American Leaders Fund II  (47,860 shares;
        cost - $915,978)                                       $        1,014,146                   -                  -
      High Income Bond Fund II  (117,937 shares;
        cost - $1,299,650)                                                      -           1,304,388                  -
      Utility Fund II (34,441 shares;
        cost - $438,060)                                                        -                   -            484,244
Investment in Alger American,
   at fair value (note 2):
      Small Capitalization Portfolio (39,783 shares;
        cost - $1,770,177)                                                      -                   -                  -
      Growth Portfolio (62,116 shares;
        cost - $2,560,274)                                                      -                   -                  -
Investment in PBHG Insurance Series
   Fund Inc., at fair value (note 2):
      PBHG Large Cap Portfolio (3,249 shares;
        cost - $42,936)                                                         -                   -                  -
      PBHG Growth II Portfolio (5,344 shares;
        cost - $58,863)                                                         -                   -                  -
Receivable from affiliate (note 3)                                          1,673                  13              2,929
Receivable for units sold                                                  19,822                   -             19,663
---------------------------------------------------------------------------------------------------------------------------

Total assets                                                   $        1,035,641           1,304,401            506,836
---------------------------------------------------------------------------------------------------------------------------

Liabilities
---------------------------------------------------------------------------------------------------------------------------

Accrued expenses payable to affiliate
 (note 3)                                                                   2,569               4,230              1,308
Payable for units withdrawn                                                     -                   4                  -
---------------------------------------------------------------------------------------------------------------------------

Total liabilities                                                           2,569               4,234              1,308
---------------------------------------------------------------------------------------------------------------------------

Net assets                                                     $        1,033,072           1,300,167            505,528
---------------------------------------------------------------------------------------------------------------------------

Outstanding units                                                          62,648              83,612             28,871
---------------------------------------------------------------------------------------------------------------------------

Net asset value per unit                                                    16.49               15.55              17.51
---------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
                                                                           Alger American Fund       PBHG Insurance Series Fund
                                                         ------------------------------------   ------------------------------------
                                                                    Small                                   PBHG                PBHG
                                                           Capitalization             Growth           Large Cap           Growth II
Assets                                                          Portfolio          Portfolio           Portfolio           Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Investments in Federated Investors Insurance Series,
 at fair value (note 2):
      American Leaders Fund II  (47,860 shares;
        cost - $915,978)                                                -                  -                   -                   -
      High Income Bond Fund II  (117,937 shares;
        cost - $1,299,650)                                              -                  -                   -                   -
      Utility Fund II (34,441 shares;
        cost - $438,060)                                                -                  -                   -                   -
Investment in Alger American,
   at fair value (note 2):
      Small Capitalization Portfolio (39,783 shares;
        cost - $1,770,177)                                      1,715,841                  -                   -                   -
      Growth Portfolio (62,116 shares;
        cost - $2,560,274)                                              -          2,836,215                   -                   -
Investment in PBHG Insurance Series
   Fund Inc., at fair value (note 2):
      PBHG Large Cap Portfolio (3,249 shares;
        cost - $42,936)                                                 -                  -              45,846                   -
      PBHG Growth II Portfolio (5,344 shares;
        cost - $58,863)                                                 -                  -                   -              63,279
Receivable from affiliate (note 3)                                  5,112             20,642                   -               1,602
Receivable for units sold                                               -              3,411                   -               2,755
------------------------------------------------------------------------------------------------------------------------------------

Total assets                                                    1,720,953          2,860,268              45,846              67,636
------------------------------------------------------------------------------------------------------------------------------------

Liabilities
------------------------------------------------------------------------------------------------------------------------------------

Accrued expenses payable to affiliate
 (note 3)                                                           4,322              6,305              15,290                 283
Payable for units withdrawn                                            43                  -                   -                   -
------------------------------------------------------------------------------------------------------------------------------------

Total liabilities                                                   4,365              6,305              15,290                 283
------------------------------------------------------------------------------------------------------------------------------------

Net assets                                                      1,716,588          2,853,963              30,556              67,353
------------------------------------------------------------------------------------------------------------------------------------

Outstanding units                                                 143,768            169,074               2,198               5,776
------------------------------------------------------------------------------------------------------------------------------------

Net asset value per unit                                            11.94              16.88               13.90               11.66
------------------------------------------------------------------------------------------------------------------------------------


See accompanying notes to unaudited financial statements.

LIFE OF VIRGINIA SEPARATE ACCOUNT III

As of June 30, 1998
(Unaudited)

----------------------------------------------------------------------------------------------------------------------------

                                                                             Janus Aspen Series
                                                                 -----------------------------------------------------------
                                                                       Aggressive                              Worldwide
                                                                           Growth              Growth             Growth
                                                                        Portfolio           Portfolio          Portfolio
----------------------------------------------------------------------------------------------------------------------------
Investment in Janus Aspen Series, at fair value (note 2):
      Aggressive Growth Portfolio (89,766 shares;
        cost - $1,849,422)                                     $        2,163,351                   -                  -
      Growth Portfolio (266,761 shares;
        cost - $4,800,042)                                                      -           5,521,957                  -
      Worldwide Growth Portfolio (394,356 shares;
        cost - $9,263,561)                                                      -                   -         11,318,015
      Balanced Portfolio (213,200 shares;
        cost - $3,567,599)                                                      -                   -                  -
      Flexible Income Portfolio (27,910 shares;
        cost - $327,374)                                                        -                   -                  -
      International Growth Portfolio (154,572 shares;
        cost - $3,302,391)                                                      -                   -                  -
      Capital Appreciation Portfolio (33,010 shares;
        cost - $535,648)                                                        -                   -                  -
Receivable from affiliate (note 3)                                        144,337              12,343             36,817
Receivable for units sold                                                       -                 209             21,551
----------------------------------------------------------------------------------------------------------------------------

Total assets                                                   $        2,307,688           5,534,509         11,376,383
----------------------------------------------------------------------------------------------------------------------------

Liabilities
----------------------------------------------------------------------------------------------------------------------------

Accrued expenses payable to affiliate (note 3)                              6,428              14,230             30,597
Payable for units withdrawn                                                    26                   -                  -
----------------------------------------------------------------------------------------------------------------------------

Total liabilities                                                           6,454              14,230             30,597
----------------------------------------------------------------------------------------------------------------------------

Net assets                                                     $        2,301,234           5,520,279         11,345,786
----------------------------------------------------------------------------------------------------------------------------

Outstanding units                                                         116,518             262,996            481,366
----------------------------------------------------------------------------------------------------------------------------

Net asset value per unit                                                    19.75               20.99              23.57
----------------------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------------------

                                                                                        Janus Aspen Series
                                                         --------------------------------------------------------------------------
                                                                                  Flexible       International             Capital
                                                               Balanced             Income              Growth        Appreciation
                                                              Portfolio          Portfolio           Portfolio           Portfolio
-----------------------------------------------------------------------------------------------------------------------------------
Investment in Janus Aspen Series, at fair value (note 2):
      Aggressive Growth Portfolio (89,766 shares;
        cost - $1,849,422)                                            -                  -                   -                   -
      Growth Portfolio (266,761 shares;
        cost - $4,800,042)                                            -                  -                   -                   -
      Worldwide Growth Portfolio (394,356 shares;
        cost - $9,263,561)                                            -                  -                   -                   -
      Balanced Portfolio (213,200 shares;
        cost - $3,567,599)                                    4,242,687                  -                   -                   -
      Flexible Income Portfolio (27,910 shares;
        cost - $327,374)                                              -            333,802                   -                   -
      International Growth Portfolio (154,572 shares;
        cost - $3,302,391)                                            -                  -           3,429,952                   -
      Capital Appreciation Portfolio (33,010 shares;
        cost - $535,648)                                              -                  -                   -             545,992
Receivable from affiliate (note 3)                                   45                  -              17,316                 415
Receivable for units sold                                        42,842                  -                   -              39,336
-----------------------------------------------------------------------------------------------------------------------------------

Total assets                                                  4,285,574            333,802           3,447,268             585,743
-----------------------------------------------------------------------------------------------------------------------------------

Liabilities
-----------------------------------------------------------------------------------------------------------------------------------

Accrued expenses payable to affiliate (note 3)                   11,268              1,505               7,014               1,650
Payable for units withdrawn                                           -                  1                  24                   -
-----------------------------------------------------------------------------------------------------------------------------------

Total liabilities                                                11,268              1,506               7,038               1,650
-----------------------------------------------------------------------------------------------------------------------------------

Net assets                                                    4,274,306            332,296           3,440,230             584,093
-----------------------------------------------------------------------------------------------------------------------------------

Outstanding units                                               249,522             25,405             207,493              35,724
-----------------------------------------------------------------------------------------------------------------------------------

Net asset value per unit                                          17.13              13.08               16.58               16.35
-----------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to unaudited financial statements.

LIFE OF VIRGINIA SEPARATE ACCOUNT III

Statements of Operations
For the period ended June 30, 1998
(Unaudited)

-----------------------------------------------------------------------------------------------------------------------------------

                                                                                           GE Investments Funds, Inc.
                                                     ------------------------------------------------------------------------------
                                                               S&P 500              Money              Total      International
                                                                 Index             Market             Return             Equity
                                                                  Fund               Fund               Fund               Fund
                                                     ------------------------------------------------------------------------------
                                                            Six Months         Six Months         Six Months         Six Months
                                                           Ended 6/30/98      Ended 6/30/98      Ended 6/30/98      Ended 6/30/98
-----------------------------------------------------------------------------------------------------------------------------------
Investment income:
     Income - Dividends                            $                 -            306,150                  -                  -
     Expenses - Mortality and expense
        risk charges (note 3)                                   29,375             78,354             11,290              2,191
-----------------------------------------------------------------------------------------------------------------------------------

Net investment income (expense)                                (29,375)           227,796            (11,290)            (2,191)
-----------------------------------------------------------------------------------------------------------------------------------

Net  realized and unrealized gain (loss) on investments:
        Net realized gain (loss)                               396,352             (2,104)             1,115              7,639
        Unrealized appreciation (depreciation)
            on investments                                     234,219              2,104            183,481             28,452
-----------------------------------------------------------------------------------------------------------------------------------

Net realized and unrealized gain (loss)
     on investments                                            630,571                  -            184,596             36,091
-----------------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets
     from operations                               $           601,196            227,796            173,306             33,900
-----------------------------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------------------

                                                                                GE Investments Funds, Inc.
                                                -----------------------------------------------------------------------------------
                                                Real Estate            Global             Value                               U.S.
                                                 Securities            Income            Equity           Income            Equity
                                                       Fund              Fund              Fund             Fund              Fund
                                                -----------------------------------------------------------------------------------
                                                 Six Months        Six Months        Six Months       Six Months       Period from
                                                Ended 6/30/98     Ended 6/30/98     Ended 6/30/98    Ended 6/30/98    5/05-6/30/98
-----------------------------------------------------------------------------------------------------------------------------------
Investment income:
     Income - Dividends                                   -                 -                 -                -                 -
     Expenses - Mortality and expense
        risk charges (note 3)                         6,783               126             3,842            8,689                 8
-----------------------------------------------------------------------------------------------------------------------------------

Net investment income (expense)                      (6,783)             (126)           (3,842)          (8,689)               (8)
-----------------------------------------------------------------------------------------------------------------------------------

Net  realized and unrealized gain (loss) on
 investments:
        Net realized gain (loss)                    (24,326)               (3)           91,810            2,003               (15)
        Unrealized appreciation (depreciation)
            on investments                          (36,301)              707            (1,070)          49,946                37
-----------------------------------------------------------------------------------------------------------------------------------

Net realized and unrealized gain (loss)
     on investments                                 (60,627)              704            90,740           51,949                22
-----------------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets
     from operations                                (67,410)              578            86,898           43,260                14
-----------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to unaudited financial statements.

LIFE OF VIRGINIA SEPARATE ACCOUNT III

For the period ended June 30, 1998
(Unaudited)

------------------------------------------------------------------------------------------------------------------------------------

                                                                                   Oppenheimer Variable Account Funds
                                                     -------------------------------------------------------------------------------
                                                                                  Capital                                  High
                                                                  Bond       Appreciation             Growth             Income
                                                                  Fund               Fund               Fund               Fund
                                                     -------------------------------------------------------------------------------
                                                            Six Months         Six Months         Six Months         Six Months
                                                          Ended 6/30/98      Ended 6/30/98      Ended 6/30/98      Ended 6/30/98
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
     Income - Dividends                            $            58,921            188,573            381,828            268,182
     Expenses - Mortality and expense
        risk charges (note 3)                                   17,192             50,036             28,298             39,523
------------------------------------------------------------------------------------------------------------------------------------

Net investment income (expense)                                 41,729            138,537            353,530            228,659
------------------------------------------------------------------------------------------------------------------------------------

Net  realized and unrealized gain (loss) on investments:
        Net realized gain (loss)                                55,229          1,594,241            774,018             74,419
        Unrealized appreciation (depreciation)
            on investments                                     (12,122)          (572,536)          (461,144)           (49,185)
------------------------------------------------------------------------------------------------------------------------------------

Net realized and unrealized gain (loss)
     on investments                                             43,107          1,021,705            312,874             25,234
------------------------------------------------------------------------------------------------------------------------------------

Increase in net assets from operations             $            84,836          1,160,242            666,404            253,893
------------------------------------------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------
                                                  Oppenheimer Variable                  Goldman Sachs
                                                      Account Funds               Variable Insurance Trust
                                                   ------------------------------------------------------
                                                          Multiple                             Mid Cap
                                                        Strategies                              Equity
                                                              Fund                                Fund
                                                   ----------------------------------------------------
                                                        Six Months                         Period from
                                                      Ended 6/30/98                       06/25-6/30/98
-------------------------------------------------------------------------------------------------------
Investment income:
     Income - Dividends                                    196,071                                   -
     Expenses - Mortality and expense
        risk charges (note 3)                               22,078                                   3
-------------------------------------------------------------------------------------------------------

Net investment income (expense)                            173,993                                  (3)
-------------------------------------------------------------------------------------------------------

Net  realized and unrealized gain (loss) on
 investments:
        Net realized gain (loss)                           351,424                                   -
        Unrealized appreciation (depreciation)
            on investments                                (359,839)                                196
-------------------------------------------------------------------------------------------------------

Net realized and unrealized gain (loss)
     on investments                                         (8,415)                                196
-------------------------------------------------------------------------------------------------------

Increase in net assets from operations                     165,578                                 193
-------------------------------------------------------------------------------------------------------



See accompanying notes to unaudited financial statements.

LIFE OF VIRGINIA SEPARATE ACCOUNT III

Statements of Operations, Continued
For the period ended June 30, 1998
(Unaudited)

-----------------------------------------------------------------------------------------------------------------


                                                                        Variable Insurance Products Fund
                                                     ------------------------------------------------------------
                                                                Equity
                                                                Income             Growth           Overseas
                                                             Portfolio          Portfolio          Portfolio
                                                     ------------------------------------------------------------
                                                            Six Months         Six Months         Six Months
                                                           Ended 6/30/98      Ended 6/30/98      Ended 6/30/98
-----------------------------------------------------------------------------------------------------------------
Investment income:
     Income - Dividends                            $         1,007,037          1,413,289            351,924
     Expenses - Mortality and expense
        risk charges (note 3)                                  110,715             74,859             33,197
-----------------------------------------------------------------------------------------------------------------

Net investment income (expense)                                896,322          1,338,430            318,727
-----------------------------------------------------------------------------------------------------------------

Net  realized and unrealized gain (loss) on investments:
        Net realized gain                                      638,159            780,527            240,169
        Unrealized appreciation (depreciation)
            on investments                                      62,489           (334,500)           156,370
-----------------------------------------------------------------------------------------------------------------

Net realized and unrealized gain (loss)
     on investments                                            700,648            446,027            396,539
-----------------------------------------------------------------------------------------------------------------

Increase in net assets from operations             $         1,596,970          1,784,457            715,266
-----------------------------------------------------------------------------------------------------------------


Statements of Operations, Continued
For the period ended June 30, 1998
(Unaudited)

-----------------------------------------------------------------------------------------------------------------------


                                                  Variable Insurance Products Fund II   Variable Insurance Product Fund III
                                                  ---------------------------------------------------------------------
                                                          Asset                             Growth &            Growth
                                                        Manager         Contrafund            Income     Opportunities
                                                      Portfolio          Portfolio         Portfolio         Portfolio
                                                  ---------------------------------------------------------------------
                                                     Six Months         Six Months        Six Months        Six Months
                                                    Ended 6/30/98      Ended 6/30/98     Ended 6/30/98     Ended 6/30/98
-----------------------------------------------------------------------------------------------------------------------
Investment income:
     Income - Dividends                               1,219,238            458,019             1,681            18,246
     Expenses - Mortality and expense
        risk charges (note 3)                            66,223             54,984             4,632             2,739
-----------------------------------------------------------------------------------------------------------------------

Net investment income (expense)                       1,153,015            403,035            (2,951)           15,507
-----------------------------------------------------------------------------------------------------------------------

Net  realized and unrealized gain (loss) on
 investments:
        Net realized gain                               149,464            920,023            84,183            10,447
        Unrealized appreciation (depreciation)
            on investments                             (472,142)          (107,549)           57,663            15,404
-----------------------------------------------------------------------------------------------------------------------

Net realized and unrealized gain (loss)
     on investments                                    (322,678)           812,474           141,846            25,851
-----------------------------------------------------------------------------------------------------------------------

Increase in net assets from operations                  830,337          1,215,509           138,895            41,358
-----------------------------------------------------------------------------------------------------------------------

See accompanying notes to unaudited financial statements.

LIFE OF VIRGINIA SEPARATE ACCOUNT III

For the period ended June 30, 1998
(Unaudited)

----------------------------------------------------------------------------------------------------------------

                                                               Federated Investors Insurance Series
                                                     ------------------------------------------------------------
                                                              American               High
                                                               Leaders        Income Bond            Utility
                                                               Fund II            Fund II            Fund II
                                                     -----------------------------------------------------------
                                                            Six Months         Six Months         Six Months
                                                          Ended 6/30/98      Ended 6/30/98      Ended 6/30/98
----------------------------------------------------------------------------------------------------------------
Investment income:
     Income - Dividends                            $            42,271             62,046             28,948
     Expenses - Mortality and expense
        risk charges (note 3)                                    4,814             10,212              2,904
----------------------------------------------------------------------------------------------------------------

Net investment income (expense)                                 37,457             51,834             26,044
----------------------------------------------------------------------------------------------------------------

Net  realized and unrealized gain (loss) on investments:
        Net realized gain                                        2,660             94,371             14,674
        Unrealized appreciation (depreciation)
            on investments                                      42,164            (79,814)           (21,656)
----------------------------------------------------------------------------------------------------------------

Net realized and unrealized gain (loss)
     on investments                                             44,824             14,557             (6,982)
----------------------------------------------------------------------------------------------------------------

Increase in net assets from operations             $            82,281             66,391             19,062
----------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------

                                                           Alger American                 PBHG Insurance Series Fund
                                                  ------------------------------------------------------------------------
                                                           Small                                 PBHG              PBHG
                                                  Capitalization             Growth         Large Cap         Growth II
                                                       Portfolio          Portfolio         Portfolio         Portfolio
                                                  ----------------------------------------------------------------------
                                                      Six Months         Six Months        Six Months        Six Months
                                                    Ended 6/30/98      Ended 6/30/98     Ended 6/30/98     Ended 6/30/98
------------------------------------------------------------------------------------------------------------------------
Investment income:
     Income - Dividends                                  207,517            360,690                 -                 -
     Expenses - Mortality and expense
        risk charges (note 3)                             10,292             13,942               993               604
------------------------------------------------------------------------------------------------------------------------

Net investment income (expense)                          197,225            346,748              (993)             (604)
------------------------------------------------------------------------------------------------------------------------

Net  realized and unrealized gain (loss) on
 investments:
        Net realized gain                                  8,632            115,460            44,442               562
        Unrealized appreciation (depreciation)
            on investments                               (17,868)            50,537             2,253             5,262
------------------------------------------------------------------------------------------------------------------------

Net realized and unrealized gain (loss)
     on investments                                       (9,236)           165,997            46,695             5,824
------------------------------------------------------------------------------------------------------------------------

Increase in net assets from operations                   187,989            512,745            45,702             5,220
------------------------------------------------------------------------------------------------------------------------


See accompanying notes to unaudited financial statements.

LIFE OF VIRGINIA SEPARATE ACCOUNT III

For the period ended June 30, 1998
(Unaudited)

------------------------------------------------------------------------------------------------------------------------------------

                                                                                      Janus Aspen Series
                                                     -------------------------------------------------------------------------------
                                                            Aggressive                             Worldwide
                                                                Growth             Growth             Growth           Balanced
                                                             Portfolio          Portfolio          Portfolio          Portfolio
                                                     -------------------------------------------------------------------------------
                                                            Six Months         Six Months         Six Months         Six Months
                                                          Ended 6/30/98      Ended 6/30/98      Ended 6/30/98      Ended 6/30/98
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
     Income - Dividends                            $                 -            333,664            382,917            127,204
     Expenses - Mortality and expense
        risk charges (note 3)                                   16,415             33,040             66,462             25,512
------------------------------------------------------------------------------------------------------------------------------------

Net investment income (expense)                                (16,415)           300,624            316,455            101,692
------------------------------------------------------------------------------------------------------------------------------------

Net  realized and unrealized gain (loss) on investments:
        Net realized gain                                      188,151            507,226          1,257,556             37,540
        Unrealized appreciation on investments                 204,053             19,188            687,919            462,234
------------------------------------------------------------------------------------------------------------------------------------

Net realized and unrealized gain
     on investments                                            392,204            526,414          1,945,475            499,774
------------------------------------------------------------------------------------------------------------------------------------

Increase in net assets from operations             $           375,789            827,038          2,261,930            601,466
------------------------------------------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------

                                                                             Janus Aspen Series
                                                 ---------------------------------------------------
                                                       Flexible     International           Capital
                                                         Income            Growth      Appreciation
                                                      Portfolio         Portfolio         Portfolio
                                                 ---------------------------------------------------
                                                     Six Months        Six Months        Six Months
                                                   Ended 6/30/98     Ended 6/30/98     Ended 6/30/98
----------------------------------------------------------------------------------------------------
Investment income:
     Income - Dividends                                  12,769            59,934                92
     Expenses - Mortality and expense
        risk charges (note 3)                             1,780            15,582             2,330
----------------------------------------------------------------------------------------------------

Net investment income (expense)                          10,989            44,352            (2,238)
----------------------------------------------------------------------------------------------------

Net  realized and unrealized gain (loss) on
 investments:
        Net realized gain                                   719           376,988            64,006
        Unrealized appreciation on investments            1,327            64,218            10,926
----------------------------------------------------------------------------------------------------

Net realized and unrealized gain
     on investments                                       2,046           441,206            74,932
----------------------------------------------------------------------------------------------------

Increase in net assets from operations                   13,035           485,558            72,694
----------------------------------------------------------------------------------------------------


See accompanying notes to unaudited financial statements.

LIFE OF VIRGINIA SEPARATE ACCOUNT III

Statements of Changes in Net Assets
For the period ended June 30, 1998
(Unaudited)

----------------------------------------------------------------------------------------------------------------------------

                                                                                        GE Investments Funds, Inc.
                                                                   ---------------------------------------------------------
                                                                            S&P 500              Money              Total
                                                                              Index             Market             Return
                                                                               Fund               Fund               Fund
                                                                   ---------------------------------------------------------
                                                                         Six Months         Six Months         Six Months
                                                                       Ended 6/30/98      Ended 6/30/98      Ended 6/30/98
----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets From operations:
     Net investment income (expense)                             $          (29,375)           227,796            (11,290)
     Net realized gain (loss)                                               396,352             (2,104)             1,115
     Unrealized appreciation (depreciation)
        on investments                                                      234,219              2,104            183,481
----------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets from operations                           601,196            227,796            173,306
----------------------------------------------------------------------------------------------------------------------------

From capital transactions:
     Net premiums                                                            53,983          6,559,090                  -
     Loan interest                                                             (596)            17,588                (74)
     Transfers (to) from the general account of Life of Virginia:
        Death benefits                                                            -             (9,663)                 -
        Surrenders                                                          (93,902)           (69,345)          (160,734)
        Loans                                                                73,850           (512,739)            (9,416)
        Cost of insurance and administrative expense (note 3)               (26,513)           (73,147)            (8,791)
        Transfer gain (loss) and transfer fees                              170,199             21,790               (866)
        Transfers (to) from the Guarantee Account (note 1)                  111,145            (14,637)             6,500
     Interfund transfers                                                  1,050,076         (7,386,921)            58,186
----------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets from capital transactions               1,338,242         (1,467,984)          (115,195)
----------------------------------------------------------------------------------------------------------------------------

Increase in net assets                                                    1,939,438         (1,240,188)            58,111

Net assets at beginning of year                                           3,201,139         11,254,324          1,668,624
----------------------------------------------------------------------------------------------------------------------------

Net assets at end of year                                        $        5,140,577         10,014,136          1,726,735
----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------

                                                                                GE Investments Funds, Inc.
                                                                  -----------------------------------------------------------
                                                                     International        Real Estate            Global
                                                                            Equity         Securities            Income
                                                                              Fund               Fund              Fund
                                                                  -----------------------------------------------------------
                                                                        Six Months         Six Months        Six Months
                                                                      Ended 6/30/98      Ended 6/30/98     Ended 6/30/98
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets From operations:
     Net investment income (expense)                                        (2,191)            (6,783)             (126)
     Net realized gain (loss)                                                7,639            (24,326)               (3)
     Unrealized appreciation (depreciation)
        on investments                                                      28,452            (36,301)              707
-----------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets from operations                           33,900            (67,410)              578
-----------------------------------------------------------------------------------------------------------------------------

From capital transactions:
     Net premiums                                                                -             23,574                 -
     Loan interest                                                              (6)              (102)                -
     Transfers (to) from the general account of Life of Virginia:
        Death benefits                                                           -                  -                 -
        Surrenders                                                               -                  -                 -
        Loans                                                                    -             (1,026)                -
        Cost of insurance and administrative expense (note 3)               (2,048)            (6,171)             (107)
        Transfer gain (loss) and transfer fees                              26,003                374                 -
        Transfers (to) from the Guarantee Account (note 1)                  25,276                  -                 -
     Interfund transfers                                                    15,007             (6,880)            9,273
-----------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets from capital transactions                 64,232              9,769             9,166
-----------------------------------------------------------------------------------------------------------------------------

Increase in net assets                                                      98,132            (57,641)            9,744

Net assets at beginning of year                                            257,241          1,070,327            13,699
-----------------------------------------------------------------------------------------------------------------------------

Net assets at end of year                                                  355,373          1,012,686            23,443
-----------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------

                                                                                  GE Investments Funds, Inc.
                                                                 ---------------------------------------------------
                                                                         Value                                 U.S.
                                                                        Equity            Income             Equity
                                                                          Fund              Fund               Fund
                                                                 ---------------------------------------------------
                                                                    Six Months        Six Months        Period from
                                                                  Ended 6/30/98     Ended 6/30/98      5/05-6/30/98
--------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets From operations:
     Net investment income (expense)                                    (3,842)           (8,689)                (8)
     Net realized gain (loss)                                           91,810             2,003                (15)
     Unrealized appreciation (depreciation)
        on investments                                                  (1,070)           49,946                 37
--------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets from operations                       86,898            43,260                 14
--------------------------------------------------------------------------------------------------------------------

From capital transactions:
     Net premiums                                                            -                 -                  -
     Loan interest                                                      (1,009)           (1,100)                 -
     Transfers (to) from the general account of Life of Virginia:
        Death benefits                                                       -                 -                  -
        Surrenders                                                           -            (2,594)                 -
        Loans                                                             (608)          (13,669)                 -
        Cost of insurance and administrative expense (note 3)           (2,431)           (7,240)                (7)
        Transfer gain (loss) and transfer fees                         (42,956)             (699)               (27)
        Transfers (to) from the Guarantee Account (note 1)                   -                 -                  -
     Interfund transfers                                               326,197           129,977              4,173
--------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets from capital transactions            279,193           104,675              4,139
--------------------------------------------------------------------------------------------------------------------

Increase in net assets                                                 366,091           147,935              4,153

Net assets at beginning of year                                        251,706         1,220,197                  -
--------------------------------------------------------------------------------------------------------------------

Net assets at end of year                                              617,797         1,368,132              4,153
--------------------------------------------------------------------------------------------------------------------


See accompanying notes to unaudited financial statements.

LIFE OF VIRGINIA SEPARATE ACCOUNT III

For the period ended June 30, 1998
(Unaudited)

--------------------------------------------------------------------------------------------------------------------------------

                                                                       Oppenheimer Variable Account Funds
                                                --------------------------------------------------------------------------------
                                                                      Capital                           High           Multiple
                                                         Bond    Appreciation          Growth         Income         Strategies
                                                         Fund            Fund            Fund           Fund               Fund
                                                --------------------------------------------------------------------------------
                                                   Six Months      Six Months      Six Months     Six Months         Six Months
                                                Ended 6/30/98   Ended 6/30/98   Ended 6/30/98  Ended 6/30/98      Ended 6/30/98
--------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
 From operations:
     Net investment income                      $      41,729         138,537         353,530        228,659            173,993
     Net realized gain                                 55,229       1,594,241         774,018         74,419            351,424
     Unrealized appreciation
      (depreciation) on investments                   (12,122)       (572,536)       (461,144)       (49,185)          (359,839)
--------------------------------------------------------------------------------------------------------------------------------

Increase in net assets from operations                 84,836       1,160,242         666,404        253,893            165,578
--------------------------------------------------------------------------------------------------------------------------------

From capital transactions:
     Net premiums                                      42,311          36,628         112,270          6,563                  -
     Loan interest                                        931            (952)         (1,273)          (695)                80
     Transfers (to) from the general
      account of Life of Virginia:
        Death benefits                                      -               -               -              -                  -
        Surrenders                                          -         (75,652)        (87,118)       (58,526)          (127,337)
        Loans                                          (8,943)       (165,589)       (108,355)       (24,299)           (33,759)
        Cost of insurance and
         administrative expense (note 3)              (13,288)        (44,325)        (22,928)       (30,742)           (16,370)
        Transfer gain (loss) and transfer fees         13,791          59,236            (639)       (36,522)             5,257
        Transfers (to) from the
         Guarantee Account (note 1)                       421          20,749          36,636         28,017             15,833
     Interfund transfers                           (1,407,841)      2,475,521          97,179       (318,161)            74,363
--------------------------------------------------------------------------------------------------------------------------------

Increase in net assets from capital transactions   (1,372,618)      2,305,616          25,772       (434,365)           (81,933)
--------------------------------------------------------------------------------------------------------------------------------

Increase in net assets                             (1,287,782)      3,465,858         692,176       (180,472)            83,645

Net assets at beginning of period                   3,527,896       6,844,725       3,896,522      6,677,721          3,211,025
--------------------------------------------------------------------------------------------------------------------------------

Net assets at end of period                     $   2,240,114      10,310,583       4,588,698      6,497,249          3,294,670
--------------------------------------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------

                                               Goldman Sachs Variable Insurance Trust
                                                --------------------------------------
                                                                             Mid Cap
                                                                              Equity
                                                                                Fund
                                                -------------------------------------
                                                                         Period from
                                                                        05/08-6/30/98
-------------------------------------------------------------------------------------
Increase (decrease) in net assets
 From operations:
     Net investment income                                                        (3)
     Net realized gain                                                             -
     Unrealized appreciation
      (depreciation) on investments                                              196
-------------------------------------------------------------------------------------

Increase in net assets from operations                                           193
-------------------------------------------------------------------------------------

From capital transactions:
     Net premiums                                                                  -
     Loan interest                                                                 -
     Transfers (to) from the general
      account of Life of Virginia:
        Death benefits                                                             -
        Surrenders                                                                 -
        Loans                                                                      -
        Cost of insurance and
         administrative expense (note 3)                                           -
        Transfer gain (loss) and transfer fees                                     -
        Transfers (to) from the
         Guarantee Account (note 1)                                                -
     Interfund transfers                                                      14,000
-------------------------------------------------------------------------------------

Increase in net assets from capital transactions                              14,000
-------------------------------------------------------------------------------------

Increase in net assets                                                        14,193

Net assets at beginning of period                                                  -
-------------------------------------------------------------------------------------

Net assets at end of period                                                   14,193
-------------------------------------------------------------------------------------

See accompanying notes to unaudited financial statements.

LIFE OF VIRGINIA SEPARATE ACCOUNT III

For the period ended June 30, 1998
(Unaudited)

--------------------------------------------------------------------------------------------------------------------------


                                                                               Variable Insurance Products Fund
                                                                   -------------------------------------------------------
                                                                             Equity
                                                                             Income             Growth           Overseas
                                                                          Portfolio          Portfolio          Portfolio
                                                                   -------------------------------------------------------
                                                                         Six Months         Six Months         Six Months
                                                                      Ended 6/30/98      Ended 6/30/98      Ended 6/30/98
--------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets From operations:
     Net investment income (expense)                             $          896,322          1,338,430            318,727
     Net realized gain                                                      638,159            780,527            240,169
     Unrealized appreciation (depreciation) on investments                   62,489           (334,500)           156,370
--------------------------------------------------------------------------------------------------------------------------

Increase in net assets from operations                                    1,596,970          1,784,457            715,266
--------------------------------------------------------------------------------------------------------------------------

From capital transactions:
     Net premiums                                                            48,008             29,921              6,405
     Loan interest                                                           (9,597)            (4,554)            (1,978)
     Transfers (to) from the general account of Life of Virginia:
        Death benefits                                                            -                  -                  -
        Surrenders                                                         (185,184)          (249,379)          (138,118)
        Loans                                                              (153,528)          (253,443)           (22,298)
        Cost of insurance and administrative expense (note 3)               (84,723)           (59,489)           (25,128)
        Transfer gain (loss) and transfer fees                               18,513            154,241             45,412
        Transfers (to) from the Guarantee Account (note 1)                   69,411             96,112              2,641
     Interfund transfers                                                  1,110,938            309,471            457,563
--------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets from capital transactions                 813,838             22,880            324,499
--------------------------------------------------------------------------------------------------------------------------

Increase in net assets                                                    2,410,808          1,807,337          1,039,765

Net assets at beginning of year                                          16,029,679         10,392,552          4,562,572
--------------------------------------------------------------------------------------------------------------------------

Net assets at end of year                                        $       18,440,487         12,199,889          5,602,337
--------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------


                                                            Variable Insurance Products Fund II  Variable Insurance Product Fund III
                                                               -------------------------------------------------------------------
                                                                          Asset                         Growth &           Growth
                                                                        Manager       Contrafund          Income    Opportunities
                                                                      Portfolio        Portfolio       Portfolio        Portfolio
                                                               -------------------------------------------------------------------
                                                                     Six Months       Six Months      Six Months       Six Months
                                                                   Ended 6/30/98    Ended 6/30/98   Ended 6/30/98    Ended 6/30/98
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets From operations:
     Net investment income (expense)                                  1,153,015          403,035          (2,951)          15,507
     Net realized gain                                                  149,464          920,023          84,183           10,447
     Unrealized appreciation (depreciation) on investments             (472,142)        (107,549)         57,663           15,404
----------------------------------------------------------------------------------------------------------------------------------

Increase in net assets from operations                                  830,337        1,215,509         138,895           41,358
----------------------------------------------------------------------------------------------------------------------------------

From capital transactions:
     Net premiums                                                             -          113,968           5,795           34,535
     Loan interest                                                       (4,005)          (3,922)           (390)               -
     Transfers (to) from the general account of
      Life of Virginia:
        Death benefits                                                  (11,964)               -               -                -
        Surrenders                                                      (27,200)          (9,206)              -                -
        Loans                                                           (32,748)         (24,301)              -                -
        Cost of insurance and administrative expense (note 3)           (51,837)         (46,270)         (3,549)          (2,320)
        Transfer gain (loss) and transfer fees                           (4,827)          18,847          22,287              105
        Transfers (to) from the Guarantee Account (note 1)               37,284           55,920          13,857            5,927
     Interfund transfers                                                352,511         (765,922)      1,248,005           16,665
----------------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets from capital transactions             257,214         (660,886)      1,286,005           54,912
----------------------------------------------------------------------------------------------------------------------------------

Increase in net assets                                                1,087,551          554,623       1,424,900           96,270

Net assets at beginning of year                                       9,576,133        7,849,803         410,445          351,447
----------------------------------------------------------------------------------------------------------------------------------

Net assets at end of year                                            10,663,684        8,404,426       1,835,345          447,717
----------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to unaudited financial statements.

LIFE OF VIRGINIA SEPARATE ACCOUNT III

For the period ended June 30, 1998
(Unaudited)

---------------------------------------------------------------------------------------------------------------------------

                                                                            Federated Investors Insurance Series
                                                                   --------------------------------------------------------
                                                                           American               High
                                                                            Leaders        Income Bond            Utility
                                                                            Fund II            Fund II            Fund II
                                                                   --------------------------------------------------------
                                                                         Six Months         Six Months         Six Months
                                                                       Ended 6/30/98      Ended 6/30/98      Ended 6/30/98
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets From operations:
     Net investment income (expense)                             $           37,457             51,834             26,044
     Net realized gain (loss)                                                 2,660             94,371             14,674
     Unrealized appreciation (depreciation) on investments                   42,164            (79,814)           (21,656)
---------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets from operations                            82,281             66,391             19,062
---------------------------------------------------------------------------------------------------------------------------

From capital transactions:
     Net premiums                                                            74,397             10,401              8,421
     Loan interest                                                             (218)              (272)              (515)
     Transfers (to) from the general account of Life of Virginia:
        Death benefits                                                            -                  -                  -
        Surrenders                                                                -                  -                  -
        Loans                                                                     -             (9,296)            (3,980)
        Cost of insurance and administrative expense (note 3)                (4,877)            (7,288)            (2,579)
        Transfer gain (loss) and transfer fees (note 3)                         599              1,251                719
        Transfers (to) from the Guarantee Account (note 1)                    6,921                127                  -
     Interfund transfers                                                    356,209           (994,761)            91,060
---------------------------------------------------------------------------------------------------------------------------

Increase in net assets from capital transactions                            433,031           (999,838)            93,126
---------------------------------------------------------------------------------------------------------------------------

Increase in net assets                                                      515,312           (933,447)           112,188

Net assets at beginning of year                                             517,760          2,233,614            393,340
---------------------------------------------------------------------------------------------------------------------------

Net assets at end of year                                        $        1,033,072          1,300,167            505,528
---------------------------------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------------------------------

                                                                          Alger American             PBHG Insurance Series Fund
                                                                ---------------------------------------------------------------
                                                                          Small                           PBHG            PBHG
                                                                 Capitalization          Growth      Large Cap       Growth II
                                                                      Portfolio       Portfolio      Portfolio       Portfolio
                                                                ---------------------------------------------------------------
                                                                     Six Months      Six Months     Six Months      Six Months
                                                                   Ended 6/30/98   Ended 6/30/98  Ended 6/30/98   Ended 6/30/98
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets From operations:
     Net investment income (expense)                                    197,225         346,748           (993)           (604)
     Net realized gain (loss)                                             8,632         115,460         44,442             562
     Unrealized appreciation (depreciation) on investments              (17,868)         50,537          2,253           5,262
-------------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets from operations                       187,989         512,745         45,702           5,220
-------------------------------------------------------------------------------------------------------------------------------

From capital transactions:
     Net premiums                                                        26,910          12,994              -           3,717
     Loan interest                                                         (381)           (392)             -               -
     Transfers (to) from the general account of Life of Virginia
        Death benefits                                                        -               -              -               -
        Surrenders                                                      (70,773)        (43,795)             -               -
        Loans                                                            (5,042)           (450)          (100)              -
        Cost of insurance and administrative expense (note 3)            (9,558)        (12,083)        (1,124)           (542)
        Transfer gain (loss) and transfer fees (note 3)                     160           7,500        (30,423)            297
        Transfers (to) from the Guarantee Account (note 1)               20,623          29,496              -          25,138
     Interfund transfers                                                106,503         591,172        (15,353)        (58,583)
-------------------------------------------------------------------------------------------------------------------------------

Increase in net assets from capital transactions                         68,442         584,442        (47,000)        (29,973)
-------------------------------------------------------------------------------------------------------------------------------

Increase in net assets                                                  256,431       1,097,187         (1,298)        (24,753)

Net assets at beginning of year                                       1,460,157       1,756,776         31,854          92,106
-------------------------------------------------------------------------------------------------------------------------------

Net assets at end of year                                             1,716,588       2,853,963         30,556          67,353
-------------------------------------------------------------------------------------------------------------------------------



See accompanying notes to unaudited financial statements.

LIFE OF VIRGINIA SEPARATE ACCOUNT III

For the period ended June 30, 1998
(Unaudited)

------------------------------------------------------------------------------------------------------------------------------

                                                                                              Janus Aspen Series
                                                                   -----------------------------------------------------------
                                                                         Aggressive                             Worldwide
                                                                             Growth             Growth             Growth
                                                                          Portfolio          Portfolio          Portfolio
                                                                   -----------------------------------------------------------
                                                                         Six Months         Six Months         Six Months
                                                                       Ended 6/30/98      Ended 6/30/98      Ended 6/30/98
------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets From operations:
     Net investment income (expense)                             $          (16,415)           300,624            316,455
     Net realized gain (loss)                                               188,151            507,226          1,257,556
     Unrealized appreciation (depreciation) on investments                  204,053             19,188            687,919
------------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets from operations                           375,789            827,038          2,261,930
------------------------------------------------------------------------------------------------------------------------------

From capital transactions:
     Net premiums                                                            20,233             61,397            133,901
     Loan interest                                                           (1,841)            (2,592)            (1,043)
     Transfers (to) from the general account of Life of Virginia:
        Death benefits                                                            -                  -                  -
        Surrenders                                                           (3,123)           (75,459)           (88,347)
        Loans                                                               (19,944)           (58,324)           (69,681)
        Cost of insurance and administrative expense (note 3)               (13,537)           (27,054)           (54,723)
        Transfer gain (loss) and transfer fees                               20,952             12,445              3,665
        Transfers (to) from the Guarantee Account (note 1)                    8,345             11,177             36,964
     Interfund transfers                                                   (874,112)           167,445            896,730
------------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets from capital transactions                (863,027)            89,035            857,466
------------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets                                          (487,238)           916,073          3,119,396

Net assets at beginning of period                                         2,788,472          4,604,206          8,226,390
------------------------------------------------------------------------------------------------------------------------------

Net assets at end of period                                      $        2,301,234          5,520,279         11,345,786
------------------------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------------

                                                                                    Janus Aspen Series
                                                                 -------------------------------------------------------------
                                                                                      Flexible  International         Capital
                                                                       Balanced         Income         Growth    Appreciation
                                                                      Portfolio      Portfolio      Portfolio       Portfolio
                                                                 -------------------------------------------------------------
                                                                     Six Months     Six Months     Six Months      Six Months
                                                                   Ended 6/30/98  Ended 6/30/98  Ended 6/30/98   Ended 6/30/98
------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets From operations:
     Net investment income (expense)                                    101,692         10,989         44,352          (2,238)
     Net realized gain (loss)                                            37,540            719        376,988          64,006
     Unrealized appreciation (depreciation) on investments              462,234          1,327         64,218          10,926
------------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets from operations                       601,466         13,035        485,558          72,694
------------------------------------------------------------------------------------------------------------------------------

From capital transactions:
     Net premiums                                                         8,000              -         20,578           5,489
     Loan interest                                                       (2,994)          (229)          (551)              -
     Transfers (to) from the general account of Life of Virginia:
        Death benefits                                                        -              -              -               -
        Surrenders                                                            -              -        (22,489)              -
        Loans                                                           (29,543)       (12,725)         8,682          (4,911)
        Cost of insurance and administrative expense (note 3)           (20,506)        (1,507)       (11,400)         (3,777)
        Transfer gain (loss) and transfer fees                             (620)           (73)        23,184          31,343
        Transfers (to) from the Guarantee Account (note 1)               30,662             85         53,899               -
     Interfund transfers                                                142,323        161,706      1,094,951         471,330
------------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets from capital transactions             127,322        147,257      1,166,854         499,474
------------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets                                       728,788        160,292      1,652,412         572,168

Net assets at beginning of period                                     3,545,518        172,004      1,787,818          11,925
------------------------------------------------------------------------------------------------------------------------------

Net assets at end of period                                           4,274,306        332,296      3,440,230         584,093
------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to unaudited financial statements.

LIFE OF VIRGINIA SEPARATE ACCOUNT III

Notes to Financial Statements

June 30, 1998

(Unaudited)

-------------------------------------------------------------------------------



(1) Description of Entity

         Life of Virginia Separate Account III (the Account) is a separate investment account established in 1986 by The Life Insurance Company of Virginia (Life of Virginia) under the laws of the Commonwealth of Virginia. The Account operates as a unit investment trust under the Investment Company Act of 1940. The Account is used to fund certain benefits for variable life insurance policies issued by Life of Virginia. The Life Insurance Company of Virginia is a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871. Eighty percent of the capital stock of Life of Virginia is owned by General Electric Capital Assurance Corporation. The remaining 20% is owned by GE Financial Assurance Holdings, Inc. General Electric Capital Assurance Corporation and GE Financial Assurance Holdings, Inc. are indirectly, wholly-owned subsidiaries of General Electric Capital ("GE Capital"). GE Capital, a diversified financial services company, is a wholly-owned subsidiary of General Electric Company (GE), a New York corporation. Prior to April 1, 1996, Life of Virginia was an indirect wholly-owned subsidiary of Aon Corporation (Aon).

         In May 1998, three new investment subdivisions were added to the Account. The U.S. Equity Portfolio invests solely in a designated portfolio of the GE Investments Funds, Inc. The Mid Cap Equity Portfolio and Growth & Income Portfolio each invest solely in a designated portfolio of the Goldman Sachs Variable Insurance Trust. All designated portfolios described above are series type mutual funds.

   (2)   Summary of Significant Accounting Policies

         Investments

         Investments are stated at fair value which is based on the underlying net asset value per share of the respective portfolios or funds. Purchases and sales of investments are recorded on the trade date and income distributions are recorded on the ex-dividend date. Realized gains and losses on investments are determined on the average cost basis. The units and unit values are disclosed as of the last business day in the applicable year or period.
                                                                (continued)

LIFE OF VIRGINIA SEPARATE ACCOUNT III

Notes to Financial Statements

June 30, 1998

(Unaudited)

-------------------------------------------------------------------------------


(2)       Continued

         The aggregate cost of the investments acquired and the aggregate proceeds of investments sold, for the six months ended June 30, 1998, were


                                                  Cost of            Proceeds
                                                   Shares                from
Fund/Portfolio                                   Acquired         Shares Sold
------------------------------------------------------------------------------

GE Investment Funds, Inc.:
              S&P 500 Index                $   24,113,078       $  22,994,362
              Money Market                    145,303,859         146,398,818
              Total Return                        216,470             338,875
              International Equity              1,037,633             971,458
              Real Estate Securities              289,089             286,560
              Global Income                         9,284                 190
              Value Equity                      5,632,848           5,356,916
              Income                              148,392             114,311
              U.S. Equity                          12,528               8,389

Oppenheimer Variable Account Funds:
              Bond                              3,578,387           4,901,335
              Capital Appreciation             30,414,021          27,938,497
              Growth                           10,932,018          10,523,878
              High Income                      10,613,347          10,812,921
              Multiple Strategies               4,643,973           4,542,077

Variable Insurance Products Fund:
              Equity-Income                     5,323,947           3,605,388
              Growth                           45,428,231          44,165,098
              Overseas                          9,200,396           8,535,481

Variable Insurance Products Fund II:
              Asset Manager                     2,387,482             946,326
              Contrafund                        5,718,313           5,970,830

Variable Insurance Products Fund III:
              Growth & Income                   3,210,914           1,929,875
              Growth Opportunties                 159,819              91,242


                                                                    (Continued)

LIFE OF VIRGINIA SEPARATE ACCOUNT III

Notes to Financial Statements

June 30, 1998

(Unaudited)

-------------------------------------------------------------------------------


(2)     Continued

                                                Cost of             Proceeds
                                                 Shares                 from
Fund/Portfolio                                 Acquired          Shares Sold
-----------------------------------------------------------------------------

Goldman Sachs Variable Insurance Trust
          Mid Cap Equity                         14,000                    0

Janus Aspen Series:
          Aggressive Growth                   1,363,026            2,259,253
          Growth                              3,410,890            3,014,594
          Worldwide Growth                    7,150,789            5,978,662
          Balanced                              504,090              271,555
          Flexible Income                       178,394               19,306
          International Growth                7,231,944            6,016,913
          Capital Appreciation                9,276,627            8,817,524

Federated Insurance Series:
          Utility Fund II                       215,356              115,522
          High Income Bond Fund II            3,068,171            4,013,678
          American Leaders Fund II              474,001               21,079

The Alger American Fund
          Small Capitalization                  474,403              202,654
          Growth                              1,964,832            1,039,373

PBHG Insurance Series Fund, Inc.
          PBHG Large Cap Growth               2,941,375            2,974,094
          PBHG Growth II                         42,354               75,735


      Capital Transactions

      The increase (decrease) of outstanding units from capital transactions for the six months ended June 30, 1988 are as follows:


                                                                    (Continued)

Life of Virginia Separate Account III

Notes to Financial Statements

June 30, 1998

(Unaudited)

---------------------------------------------------------------------------------------------------------------------------
                                                                               GE Investments Funds, Inc.
                                                           ----------------------------------------------------------------
                                                               S&P 500       Money     Total  International   Real Estate
                                                                 Index      Market    Return         Equity     Securites
                                                                  Fund        Fund      Fund           Fund          Fund
---------------------------------------------------------------------------------------------------------------------------
Units outstanding at December 31, 1997                          93,601     747,796    64,351         20,612        58,202

From capital transactions:
     Net premiums                                                1,622     421,933         -             (1)        1,011
     Loan Interest                                                 (18)      1,131        (3)             -            (4)
     Tranfers (to) from the
     general acct. of Life of Virginia:
       Death benefits                                                -        (622)        -              -             -
       Surrenders                                               (2,822)     (4,461)   (5,560)             -             -
       Loans                                                     2,220     (32,983)     (326)             -           (44)
       Cost of insurance                                          (797)     (4,705)     (304)          (174)         (265)
       Fixed Transfers                                           3,341        (942)      225          2,152             -
     Interfund transfers                                        31,560    (475,185)    2,013          1,278          (295)
                                                            ----------   ----------    -----         ------          -----
Net increase (decrease) in units resulting
     from capital transactions                                  35,106     (95,834)   (3,955)         3,255           403
                                                            ----------   ----------    -----         ------          -----
         Units outstanding at June 30, 1998                    128,707     651,962    60,396         23,867        58,605
---------------------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------
                                                           GE Investments Funds, Inc.
                                               ------------------------------------------
                                                Global     Value                    U.S.
                                                Income    Equity     Income       Equity
                                                  Fund      Fund       Fund         Fund
-----------------------------------------------------------------------------------------
Units outstanding at December 31, 1997           1,336    19,156    121,898

From capital transactions:
     Net premiums                                    -        (1)         -            -
     Loan Interest                                   -       (71)      (109)           -
     Tranfers (to) from the
     general acct. of Life of Virginia:
       Death benefits                                -         -          -            -
       Surrenders                                    -         -       (256)           -
       Loans                                         -       (43)    (1,351)           -
       Cost of insurance                           (10)     (171)      (716)          (1)
       Fixed Transfers                               -         -          -            -
     Interfund transfers                           892    23,015     12,849          418
                                                 -----   -------   --------          ---
Net increase (decrease) in units resulting
     from capital transactions                     882    22,729     10,417          417
                                                 -----   -------   --------          ---
         Units outstanding at June 30, 1998      2,218    41,885    132,315          417
-----------------------------------------------------------------------------------------


Life of Virginia Separate Account III

Notes to Financial Statements

June 30, 1998

(Unaudited)



-----------------------------------------------------------------------------------------
                                                 Oppenheimer Variable Account Funds
-----------------------------------------------------------------------------------------
                                                           Capital         High   Multiple
                                                 Bond Appreciation Growth Income Strategies
                                                 Fund       Fund    Fund   Fund     Fund
-----------------------------------------------------------------------------------------
Units outstanding at December 31, 1997         160,651    205,918 127,881 207,125  123,075

From capital transactions:
     Net premiums                                1,888        977   6,943     223        -
     Loan Interest                                  42       (25)    (79)     (24)       4
     Tranfers (to) from the
     general acct. of Life of Virginia:
       Death benefits                               -           -       -       -        -
       Surrenders                                   -     (2,019) (5,387)  (1,989)  (6,413)
       Loans                                    (399)     (4,420) (6,700)   (826)   (1,700)
       Cost of insurance                        (593)     (1,183) (1,418)  (1,045)    (824)
       Fixed Transfers                            19         554   2,265      952      797
     Interfund transfers                     (62,838)     66,072   6,009  (10,815)   3,745
                                             -------      ------   -----  -------    -----

Net increase (decrease) in units resulting
     from capital transactions               (61,881)     59,956   1,633  (13,524)  (4,391)
                                             -------      ------   -----  -------   ------

Units outstanding at June 30, 1998            98,770     265,874 129,514  193,601  118,684
----------------------------------------------------------------------------------------------





-----------------------------------------------------------------------------------------------------------------------------------
                                                       Variable Income Products Fund           Variable Insurance Products Fund II
                                                -----------------------------------------------------------------------------------
                                                   Equity                                              Asset
                                                   Income           Growth        Overseas           Manager         Contrafund
                                                 Portfolio       Portfolio       Portfolio         Portfolio          Portfolio
---------------------------------------------------------------------------------------------  ------------------------------------
Units outstanding at December 31, 1997             489,456         310,040         243,467           395,218            385,172

From capital transactions:
     Net premiums                                    1,402             590             368                (1)             4,972
     Loan Interest                                    (280)            (90)           (114)             (154)              (171)
     Tranfers (to) from the
     general acct. of Life of Virginia:
       Death benefits                                   -                -               -              (461)                 -
       Surrenders                                    (5,404)        (4,904)         (7,929)           (1,047)              (402)
       Loans                                         (4,480)        (4,984)         (1,280)           (1,261)            (1,060)
       Cost of insurance                             (2,472)        (1,170)         (1,442)           (1,996)            (2,019)
       Fixed Transfers                                2,025          1,890             152             1,436              2,440
     Interfund transfers                             32,416          6,085          26,266            13,575            (33,415)
                                                    -------          -----          ------            ------            -------
Net increase (decrease) in units resulting
     from capital transactions                       23,207         (2,583)         16,021            10,091            (29,655)
                                                    -------          -----          ------            ------            -------
Units outstanding at June 30, 1998                  512,663        307,457         259,488           405,309            355,517
-------------------------------------------------------------------------------------------  ------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
                                           Variable Insurance Products Fund III                Federated Insurance Series
                                           --------------------------------------  -----------------------------------------------
                                                  Growth &                Growth          American             High
                                                    Income         Opportunities           Leaders      Income Bond       Utility
                                                 Portfolio             Portfolio           Fund II          Fund II       Fund II
----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at December 31, 1997              33,181                28,619            35,856          148,413        23,413

From capital transactions:
     Net premiums                                      433                 2,726             4,609              674           497
     Loan Interest                                     (29)                    -               (13)             (18)          (30)
     Tranfers (to) from the
     general acct. of Life of Virginia:
       Death benefits                                    -                     -                 -                -             -
       Surrenders                                        -                     -                 -                -             -
       Loans                                             -                     -                 -             (602)         (235)
       Cost of insurance                              (265)                 (183)             (302)            (472)         (152)
       Fixed Transfers                               1,037                   468               429                8             -
     Interfund transfers                            93,364                 1,315            22,069          (64,391)        5,378
                                                   -------                ------            ------          --------      -------
Net increase (decrease) in units resulting
     from capital transactions                      94,540                 4,326            26,792          (64,801)        5,458
                                                   -------                ------            ------          --------      -------
Units outstanding at June 30, 1998                 127,721                32,945            62,648           83,612        28,871
-----------------------------------------------------------------------------------------------------------------------------------




-------------------------------------------------------------------------------------------------------
                                                         Alger American             Janus Aspen Series
                                              ---------------------------------------------------------
                                                              Small                         Aggressive
                                                     Capitalization          Growth             Growth
                                                          Portfolio       Portfolio          Portfolio
-------------------------------------------------------------------------------------------------------
Units outstanding at December 31, 1997                      137,751         131,397            164,512

From capital transactions:
     Net premiums                                             2,372             849              1,099
     Loan Interest                                              (34)            (26)              (100)
     Tranfers (to) from the
     general acct. of Life of Virginia:
       Death benefits                                             -               -                  -
       Surrenders                                            (6,237)         (2,860)              (170)
       Loans                                                   (444)            (29)            (1,083)
       Cost of insurance                                       (842)           (789)              (735)
       Fixed Transfers                                        1,817           1,926                453
     Interfund transfers                                      9,385          38,606            (47,458)
                                                            -------         -------            --------
Net increase (decrease) in units resulting
     from capital transactions                                6,017          37,677            (47,994)
                                                            -------         -------            --------
Units outstanding at June 30, 1998                          143,768         169,074            116,518
-------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                               Janus Aspen Series
-----------------------------------------------------------------------------------------------------------------------------------
                                                                        Worldwide                        Flexible    International
                                                          Growth           Growth        Balanced          Income           Growth
                                                       Portfolio        Portfolio       Portfolio       Portfolio        Portfolio
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at December 31, 1997                259,831          440,385         241,520          13,793             130,880

From capital transactions:
     Net premiums                                       2,536            6,428             500               -               1,379
     Loan Interest                                       (107)             (50)           (187)            (18)                (37)
     Tranfers (to) from the
     general acct. of Life of Virginia:
       Death benefits                                       -                -               -               -                   -
       Surrenders                                      (3,118)          (4,241)              -               -              (1,507)
       Loans                                           (2,410)          (3,345)         (1,848)         (1,003)                582
       Cost of insurance                               (1,118)          (2,627)         (1,283)           (119)               (764)
       Fixed Transfers                                    462            1,774           1,918               7               3,611
     Interfund transfers                                6,920           43,042           8,902          12,745              73,349
                                                      -------           ------         -------         -------             -------
Net increase (decrease) in units resulting
     from capital transactions                          3,165           40,981           8,002          11,612              76,613
                                                      -------           ------         -------         -------             -------
Units outstanding at June 30, 1998                    262,996          481,366         249,522          25,405             207,493
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
                                            Janus Aspen Series    PBHG Insurance Series Fund, Inc.     Goldman Sachs Variable
                                                                                                            Insurance Trust
--------------------------------------------------------------------------------------------------------------------------------
                                                  Capital               PBHG            PBHG                           Mid Cap
                                                Appreciation          Large Cap       Growth II                         Equity
                                                   Portfolio          Portfolio       Portfolio                           Fund
----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at December 31, 1997                      950              2,718           8,640                              -

From capital transactions:
     Net premiums                                           408                  -             352                              -
     Loan Interest                                            -                  -               -                              -
     Tranfers (to) from the
     general acct. of Life of Virginia:
       Death benefits                                         -                  -               -                              -
       Surrenders                                             -                  -               -                              -
       Loans                                               (365)                (3)              -                              -
       Cost of insurance                                   (281)               (35)            (51)                             -
       Fixed Transfers                                        -                  -           2,378                              -
     Interfund transfers                                 35,012               (482)         (5,543)                         1,515
                                                         ------              ------        -------                          -----
Net increase (decrease) in units resulting
     from capital transactions                           34,774               (520)         (2,864)                         1,515
                                                         ------              -----          ------                          -----
Units outstanding at June 30, 1998                       35,724              2,198           5,776                          1,515
----------------------------------------------------------------------------------------------------------------------------------

Life of Virginia Separate Account III

Notes to Financial Statements

June 30, 1998

(Unaudited)




(2) Continued

      Federal Income Taxes

      The Account is not taxed separately because the operations of the Account are part of the total operations of Life of Virginia. Life of Virginia is taxed as a life insurance company under the Internal Revenue Code (the
      Code). Life of Virginia is included in the General Electric Capital Assurance Company consolidated federal income tax return. The Account will not be taxed as a regulated investment company under subchapter M of the Code. Under existing federal income tax law, no taxes are payable on the investment income or on the capital gains of the Account.

      Use of Estimates

      Financial statements prepared in conformity with generally accepted accounting principles require management to make estimates and assumptions that affect amounts and disclosures reported therein. Actual results could differ from those estimates.


 (3)  Related Party Transactions

      The premiums transferred from Life of Virginia to the Account represent gross premiums recorded by Life of Virginia on its variable life insurance policies. During the first ten years following a premium payment, a charge is deducted monthly at an effective annual rate of .50% of the premium payment from the policy cash value to cover distribution expenses and premiums taxes. If a policy is surrendered or lapses during the first nine years, a charge is made by Life of Virginia to cover the expenses of issuing the policy. Subject to certain limitations, the charge generally equals 6% of the premium withdrawn in the first four years, and this charge decreases 1% per year for every year thereafter. A charge equal to the lesser of $25 or 2% of the amount paid on a partial surrender will be made to compensate Life of Virginia for the costs incurred in connection with the partial surrender.

      A charge based on the policy specified amount of insurance, death benefit option, cash values, duration, the insured's sex, issue age and risk class is deducted from the policy cash values each month to compensate Life of Virginia for the cost of insurance. In addition, Life of Virginia charges the Account for the mortality and expense risk that Life of Virginia assumes. This charge is deducted daily and equals the effective annual rate of .90% of the net assets of the Account. Life of Virginia also charges the Account for
                                                                (continued)

Life of Virginia Separate Account III

Notes to Financial Statements

June 30, 1998

(Unaudited)


 (3)  Continued

      certain administrative charges which are deducted daily and equal the effective annual rate of .40% of the net assets of the Account.

      GE Investments Funds, Inc. (the Fund) is an open-end diversified management investment company.

      Capital Brokerage Corporation, an affiliate of Life of Virginia, is a Washington Corporation registered with the Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. Capital Brokerage Corporation also serves as principal underwriter for variable life insurance Policies issued by Life of Virginia.

      GE Investment Management Incorporated (Investment Advisor), a wholly-owned subsidiary of GE, currently serves as investment advisor to GE Investments Funds, Inc. As compensation for its services, the Investment Advisor is paid an investment advisory fee by the Fund based on the average daily net assets at an effective annual rate of .35% for the S&P 500 Index Fund, .50% for the Money Market, Income Fund and Total Return Funds, 1.00% for the International Equity Fund, .85% for the Real Estate Securities Fund, .60% for the Global Income Fund, .65% for the Value Equity Fund and .55% for the U.S. Equity Fund.

      Certain officers and directors of Life of Virginia are also officers and directors of Capital Brokerage Corporation.

------------------------------------------------------------------------------